Property, Plant & Equipment, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, plant and equipment [abstract]
Depreciation expense	$ 361,229	$ 266,601	$ 54,870